Consolidated Balance Sheets	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Current assets
Cash and cash equivalents	$ 52,338,132	$ 6,733,065	$ 16,400,123
Trade receivables, net	21,851,480	2,811,094	34,978,153
Inventories	47,613,381	6,125,247	40,919,214
Prepaid expenses and other current assets	5,013,876	645,011	1,590,259
Contract assets, net	6,443,947	828,985	3,187,403
Prepaid income tax	2,066,219	265,810
Total current assets	135,327,035	17,409,212	97,075,152
Non-current assets
Property and equipment, net	8,886,235	1,143,174	8,405,563
Intangible assets, net	268,500	34,541	144,879
Goodwill	1,271,160	163,529	1,271,160
Prepaid expenses and other non-current assets	4,462,823	574,122
Deferred offering expenses			3,853,500
Operating lease right-of-use assets, net	5,496,985	707,162	1,113,926
Investment in key management insurance policy	1,157,520	148,910	1,157,520
Deferred tax assets	207,702	26,720	1,418,419
Total non-current assets	21,750,925	2,798,158	17,364,967
TOTAL ASSETS	157,077,960	20,207,370	114,440,119
Current liabilities
Trade payables	8,625,685	1,109,655	16,104,581
Notes payables	2,355,023	302,963	3,503,768
Other payables	3,499,507	450,196	2,633,447
Accrued payroll and welfare	9,040,942	1,163,076	8,228,964
Operating lease liabilities – current	1,935,187	248,953	204,156
Income tax payable			1,058,040
Contract liabilities	27,801,257	3,576,506	22,748,443
Total current liabilities	53,257,601	6,851,349	54,481,399
Non-current liabilities
Operating lease liabilities – non-current	3,004,974	386,576	61,229
Other payables – non-current	1,340,016	172,387	996,069
Deferred tax liabilities	431,717	55,538	1,468,575
Other liabilities	1,321,956	170,064	1,008,306
Total non-current liabilities	6,098,663	784,565	3,534,179
Total liabilities	59,356,264	7,635,914	58,015,578
Commitments and contingencies
Shareholders’ Equity
Ordinary shares (par value of HK$0.01 per share; 750,000,000 ordinary shares authorized and 12,000,000 and 13,647,500 ordinary shares issued and outstanding as of September 30, 2023 and 2024, respectively.)	136,475	17,557	120,000
Shares subscription receivables	(90)	(12)	(119,990)
Additional paid-in capital	46,260,499	5,951,205	14,642,029
Retained earnings	51,324,812	6,602,706	41,782,502
Total SU Group Holdings Limited shareholders’ equity and total shareholders’ equity	97,721,696	12,571,456	56,424,541
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 157,077,960	$ 20,207,370	$ 114,440,119